Financial assets, liabilities and financial results (telecom activities) - Cash flows disclosed in financing activities - Financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	€ 153	€ (1,793)	€ 3,253
Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	35,260	37,076	34,019
Cash flows	(663)	(1,311)	2,797
Changes in the scope of consolidation	(41)	0	123
Foreign exchange movement	644	(663)	398
Other	148	157	(261)
Balance at end of period	35,348	35,260	37,076
TDIRA [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	636	822	822
Cash flows		(185)
Other	0	(1)
Balance at end of period	636	636	822
Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	29,848	30,893	27,070
Cash flows	(1,385)	(389)	3,391
Changes in the scope of consolidation			148
Foreign exchange movement	599	(624)	346
Other	(52)	(31)	(63)
Balance at end of period	29,010	29,848	30,893
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	3,671	4,013	3,664
Cash flows	(496)	(322)	335
Changes in the scope of consolidation	0		(30)
Foreign exchange movement	27	(25)	36
Other	3	5	8
Balance at end of period	3,206	3,671	4,013
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period			584
Other			(584)
Debt relating to financed assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	295	125
Cash flows	(80)	(60)	(17)
Other	30	231	143
Balance at end of period	245	295	125
Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	31	261	82
Cash flows	358	(230)	179
Other	0	0	0
Balance at end of period	389	31	261
NEU Commercial Paper [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	555	158	1,116
Cash flows	903	397	(958)
Other	(1)	0	(1)
Balance at end of period	1,457	555	158
Bank Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	154	203	318
Cash flows	173	(37)	(123)
Changes in the scope of consolidation		0	(4)
Foreign exchange movement	15	(12)	5
Other			7
Balance at end of period	342	154	203
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	70	602	363
Cash flows	(136)	(484)	(10)
Changes in the scope of consolidation	(41)		9
Foreign exchange movement	3	(2)	10
Other	168	(46)	229
Balance at end of period	64	70	602
Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	510	(138)	460
Cash flows	201	37	26
Changes in the scope of consolidation			(2)
Foreign exchange movement	(457)	641	(376)
Other	(659)	(29)	(246)
Balance at end of period	(405)	510	(138)
Cash collateral paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	(642)	(123)
Cash flows	615	(519)	430
Foreign exchange movement	€ 0	0	0
Balance at end of period		€ (642)	€ (123)